Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 364,549	$ 730,184
Accounts receivable, net of allowance for doubtful accounts of $33,045 in 2018 and $92,797 in 2017	234,774	152,520
Due from related party	1,228	0
Inventory	357,820	231,532
Prepaid expenses and other current assets	125,111	90,288
TOTAL CURRENT ASSETS	1,083,482	1,204,524
PROPERTY AND EQUIPMENT, net	77,755	60,369
OTHER ASSETS	16,491	13,917
TOTAL ASSETS	1,177,728	1,278,810
CURRENT LIABILITIES
Accounts payable	1,592,643	1,496,523
Accrued expenses	689,280	673,600
Accrued employee compensation	340,413	1,680
Contract liabilities	131,797	0
Advances payable	0	310,000
Line of credit, related parties	883,224	370,179
Accrued interest, related parties	1,171,782	685,907
Short term notes payable	1,883,163	0
Convertible promissory notes, net	2,652,377	455,606
Notes payable, related parties, net	5,372,743	5,222,259
Warrant liability	1,769,669	1,943,883
TOTAL CURRENT LIABILITIES	16,487,091	11,159,637
NON-CURRENT LIABILITIES
Contract liabilities	46,736	0
TOTAL NON-CURRENT LIABILITIES	46,736	0
TOTAL LIABILITIES	16,533,827	11,159,637
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0
COMMON STOCK	155,665	139,300
ADDITIONAL PAID-IN CAPITAL	101,153,882	94,995,040
ACCUMULATED DEFICIT	(116,602,778)	(104,971,384)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(62,868)	(43,783)
TOTAL STOCKHOLDERS' DEFICIT	(15,356,099)	(9,880,827)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,177,728	1,278,810
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	$ 0	$ 0